Business Combinations	12 Months Ended
Dec. 31, 2018
Business Combinations [Abstract]
Business Combinations

Note D: Business Combinations

On April 27, 2018, the Company completed its acquisition of all of the equity interests in Bluegrass Materials Company (Bluegrass), the largest privately-held, pure-play aggregates company in the United States, for $1,617,357,000 in cash.  Bluegrass’ operations included 22 active sites with more than 125 years of reserves, collectively, in Georgia, South Carolina, Tennessee, Maryland, Kentucky and Pennsylvania.  These operations complement the Company’s existing southeastern footprint in its Mid-America and Southeast Groups and provide a new growth platform within Maryland and Kentucky.  The Company reached an agreement with the U.S. Department of Justice (DOJ), approved by the federal district court for the District of Columbia, which resolved all competition issues with respect to the acquisition.  Under the terms of the agreement with the DOJ, Martin Marietta divested its heritage Forsyth aggregates quarry, north of Atlanta, Georgia, and the legacy Bluegrass Beaver Creek aggregates quarry in western Maryland.  In connection with the sale of its Forsyth quarry, the Company recognized a pretax gain of $14,785,000, which is included in acquisition-related expenses, net, in the consolidated statements of earnings and comprehensive earnings. There was no gain or loss on the Beaver Creek divestiture.

The Bluegrass acquisition was a stock transaction wherein the Company acquired 100% of the voting interest of the owners.  The Company acquired cash, accounts receivable; inventories; property, plant and equipment, which primarily consists of mineral reserves; intangible assets; prepaid and other assets; and assumed accounts payable; accrued liabilities and deferred tax liabilities, net.  The Company did not assume any of Bluegrass’ outstanding debt.

The Company determined fair values of the assets acquired and liabilities assumed.  Although initial accounting for the business combination has been recorded, these amounts are subject to change during the measurement period which extends no longer than one year from the consummation date based on additional reviews, such as completion of deferred tax estimates based on the determination of the historic tax basis in assets acquired. Specific accounts subject to ongoing purchase accounting adjustments include goodwill and deferred income tax liabilities, net.  Therefore, the measurement period remains open as of December 31, 2018.  The following is a summary of the preliminary estimated fair values of the assets acquired and the liabilities assumed:

(add 000)
Assets:
Cash and cash equivalents	$1,159
Receivables	25,479
Inventory	46,635
Other current assets	1,029
Property, plant and equipment	1,519,289
Intangible assets, other than goodwill	20,150
Goodwill	244,615
Total Assets	1,858,356
Liabilities:
Accounts payable and accrued expenses	17,978
Deferred income tax liabilities, net	214,020
Noncontrolling interest	9,001
Total Liabilities	240,999
Total Consideration	$1,617,357

Goodwill represents the excess purchase price over the fair values of assets acquired and liabilities assumed and reflects projected operating synergies from the transaction, including expected overhead savings.  None of the goodwill generated by the transaction will be deductible for income tax purposes.

Total revenues and earnings from operations attributable to acquired operations included in the consolidated statement of earnings for the year ended December 31, 2018 were $172,015,000 and $32,364,000, respectively.

Acquisition-related expenses, primarily related to Bluegrass, were $28,264,000 and $8,638,000 for the years ended December 31, 2018 and 2017, respectively.

Unaudited Pro Forma Financial Information

The unaudited pro forma financial information summarizes the combined results of operations for the Company and Bluegrass as though the companies were combined as of January 1, 2017.  Financial information for periods prior to the April 27, 2018 acquisition date included in the pro forma earnings does not reflect any cost savings or associated costs to achieve such savings from operating efficiencies or synergies that result from the combination.  Consistent with the assumed acquisition date of January 1, 2017, the pro forma financial results for the year ended December 31, 2017 include acquisition-related expenses of $28,088,000, the $14,785,000 gain on the required divestiture of assets and the one-time $18,738,000 increase in cost of sales for the sale of acquired inventory marked up to fair value as part of acquisition accounting.

The pro forma information does not purport to project the future financial position or operating results of the combined company.  The pro forma financial information as presented below is for informational purposes only and is not indicative of the results of operations that would have been achieved if the acquisition had taken place at the beginning of fiscal year 2017.

year ended December 31
(add 000)	2018	2017
Total revenues	$4,299,673	$4,178,627
Net earnings attributable to Martin Marietta	$489,526	$691,719
Diluted earnings per share	$7.75	$10.94

 On August 31, 2018, the Company purchased the remaining noncontrolling interest in a consolidated joint venture where the controlling interest was acquired as part of the Bluegrass acquisition.